Organization and Basis of Presentation (Details Narrative) - USD ($)			12 Months Ended
	Sep. 16, 2019	Aug. 23, 2019	Apr. 30, 2021	Apr. 30, 2020	Feb. 25, 2020	Feb. 24, 2020	Feb. 11, 2020
Common stock, shares authorized			300,000,000	300,000,000	300,000,000	75,000,000
Stock split, description			four-to-one forward split of the outstanding shares of common stock
Sole Shareholder of SBL [Member]
Ownership percentage	82.00%
Number of shares owned	20,000,000
Slinger Bag Americas Inc [Member]
Ownership percentage	100.00%
Number of shares exchanged	20,000,000
Slinger Bag Ltd [Member]
Ownership percentage							100.00%
Stock Purchase Agreement [Member] | Slinger Bag Americas Inc [Member]
Ownership percentage		100.00%
Number of shares issued for acquisition		20,000,000
Number of shares issued for acquisition, value		$ 332,239